Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 730,669	$ 880,516
Short-term investments	687,597	184,785
Accounts receivable, net of allowance for credit losses of $22,880 and $23,124, respectively	323,750	362,131
Inventories, net	357,960	327,525
Prepaid expenses and other current assets (of which $11,929 and $16,956 in 2022 and 2021 due from related parties, respectively)	293,976	354,645
Total current assets	2,393,952	2,109,602
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $502,967 and $632,416, respectively	662,170	638,183
Goodwill	2,352,569	2,350,763
Intangible assets, net of accumulated amortization of $727,691 and $806,787, respectively	544,796	627,436
Fair value of derivative instruments - long-term	131,354	190,430
Other long-term assets	202,894	230,540
Total long-term assets	3,893,783	4,037,352
Total assets	6,287,735	6,146,954
Current liabilities:
Current portion of long-term debt	389,552	847,626
Accounts payable	98,734	101,224
Accrued and other current liabilities	486,237	568,620
Total current liabilities	974,523	1,517,470
Long-term liabilities:
Long-term debt, net of current portion	1,471,898	1,094,144
Fair value of derivative instruments - long-term	156,718	191,879
Other long-term liabilities	217,985	246,911
Total long-term liabilities	1,846,601	1,532,934
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—230,829 shares	2,702	2,702
Additional paid-in capital	1,868,015	1,818,508
Retained earnings	2,160,173	1,791,740
Accumulated other comprehensive loss	(404,091)	(326,670)
Less treasury shares, at cost—3,113 and 3,755 shares, respectively	(160,188)	(189,730)
Total equity	3,466,611	3,096,550
Total liabilities and equity	$ 6,287,735	$ 6,146,954